Vessels under Construction Vesels under Construction (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Construction in Progress, Gross	$ 0		$ 180,000
Payments for Construction in Process	22,932
Interest Costs Capitalized	361	$ 5,637
Transfer from vessel under construction to vessels	(203,293)
Transferred from vessels to held for sale	$ (61,471)